Equity Incentive Plan (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Number of shares
Unvested at beginning of period	276,667	18,667
Granted	402,167	279,333
Vested	(266,000)	(21,333)
Unvested at end of period	412,834	276,667
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 7.46	$ 36.75
Granted	$ 10.86	$ 6.43
Vested	$ 7.65	$ 19.71
Unvested at end of period	$ 10.65	$ 7.46